Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income Per Share

	Three Months Ended
(in thousands, except per share data)	December 30, 2016	December 25, 2015
Basic:
Net income	$17,382	$8,572
Weighted-average shares outstanding	62,642	62,466
Basic earnings per share	$0.28	$0.14

Diluted:
Net income	17,382	8,572
Weighted-average shares outstanding	62,642	62,466
Effect of dilutive securities: Stock options (1)	3,278	—
Weighted-average shares outstanding - Diluted	65,920	62,466
Diluted earnings per share	$0.26	$0.14

(1) Stock option to purchase approximately 3.3 million stock options were outstanding during the three months ended December 30, 2016, but were not included in the calculation of diluted earnings per share as the impact of these options would have been anti-dilutive.

	Fiscal Year Ended
(in thousands, except per share data)	September 30, 2016	September 25, 2015	September 26, 2014
Basic and Diluted Earnings (Loss) per Share Numerator:
Net income (loss)	$58,796	$(4,955)	$(73,948)
Convertible preferred stock and dividends	—	—	29,055
Net income (loss) attributable to common stockholders	$58,796	$(4,955)	$(103,003)

Basic and Diluted Earnings (Loss) per Share Denominator:
Weighted-average shares outstanding - Basic	62,486	62,527	50,998
Weighted-average shares outstanding - Diluted	62,820	62,527	50,998

Earnings (loss) Per Share Available to Common Stockholders
Basic	$0.94	$(0.08)	$(2.02)
Diluted	$0.94	$(0.08)	$(2.02)